Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income:
Net appreciation in fair value of investments	$ 1,134,249
Interest	19,168
Dividends	14,313
Net investment income	1,167,730
Interest income on participant notes receivable	8,204
Contributions:
Participants	372,593
Employer match	132,422
Total contributions	505,015
Total additions	1,680,949
Deductions
Benefits paid to participants	855,089
Administrative expense	8,427
Total deductions	863,516
Net increase, before transfers	817,433
Plan transfers	81,614
Net increase, after transfers	899,047
Beginning of year	7,619,685
End of year	$ 8,518,732